Litigation	12 Months Ended
Mar. 31, 2021
Disclosure Of Litigation [Abstract]
Litigation

2.22 Litigation

The Group is subject to legal proceedings and claims, which have arisen in the ordinary course of business. The Group’s management reasonably expects that these legal actions, when ultimately concluded and determined, will not have a material and adverse effect on the Group’s results of operations or financial condition.